Victory Global Managed Volatility Fund Expense Example - Victory Global Managed Volatility Fund	Apr. 30, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,375
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	$ 970